Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Provisions

	Rehabilitation provision	Provisions for legal claims	Provisions for taxes other than income tax	Other provisions	Total
At December 31, 2014	3,199	1,089	620	220	5,128
Arising during the year	403	1,321	361	27	2,112
Utilized	—	(513)	(504)	(81)	(1,098)
Revision in estimated cash flow	(1,027)	—	—	—	(1,027)
Unused amounts reversed	—	(325)	(101)	—	(426)
Discount rate adjustment and imputed interest	1,129	—	—	—	1,129
Exchange differences	—	—	104	49	153

At December 31, 2015	3,704	1,572	480	215	5,971

Current	265	1,572	480	215	2,532
Non-current	3,439	—	—	—	3,439
Arising during the year	256	533	413	1,678	2,880
Utilized	(52)	(885)	(14)	(118)	(1,069)
Revision in estimated cash flow	(511)	—	—	—	(511)
Unused amounts reversed	—	(474)	(31)	—	(505)
Discount rate adjustment and imputed interest	281	—	—	—	281
Exchange differences	—	—	(88)	(43)	(131)

At December 31, 2016	3,678	746	760	1,732	6,916

Current	258	746	760	1,732	3,496
Non-current	3,420	0	0	0	3,420
Arising during the year	311	2,175	23	7	2,516
Utilized	(79)	(451)	(1)	(905)	(1,436)
Revision in estimated cash flow	(339)	0	0	0	(339)
Unused amounts reversed	0	(180)	(232)	(551)	(963)
Discount rate adjustment and imputed interest	421	0	0	0	421
Exchange differences	0	0	26	32	58

At December 31, 2017	3,992	2,290	576	315	7,173

Current	178	2,290	576	315	3,359
Non-current	3,814	0	0	0	3,814